UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2014

Date of reporting period:	6/30/2014

Item 1. Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Aerospace & Defense — 2.6%
Boeing Co. (The)	34,584	$ 4,400,122
General Dynamics Corp.	16,712	1,947,784
Honeywell International, Inc.	39,515	3,672,919
L-3 Communications Holdings, Inc.	4,300	519,225
Lockheed Martin Corp.	13,856	2,227,075
Northrop Grumman Corp.	11,148	1,333,635
Precision Castparts Corp.	7,380	1,862,712
Raytheon Co.	15,844	1,461,609
Rockwell Collins, Inc.	6,863	536,275
Textron, Inc.	14,534	556,507
United Technologies Corp.	42,540	4,911,243

		23,429,106

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	7,700	491,183
Expeditors International of Washington, Inc.	10,300	454,848
FedEx Corp.	14,116	2,136,880
United Parcel Service, Inc. (Class B Stock)	35,900	3,685,494

		6,768,405

Airlines — 0.3%
Delta Air Lines, Inc.	42,500	1,645,600
Southwest Airlines Co.	34,174	917,914

		2,563,514

Auto Components — 0.4%
BorgWarner, Inc.	11,500	749,685
Delphi Automotive PLC (United Kingdom)	13,600	934,864
Goodyear Tire & Rubber Co. (The)	13,771	382,558
Johnson Controls, Inc.	33,556	1,675,451

		3,742,558

Automobiles — 0.7%
Ford Motor Co.	199,238	3,434,863
General Motors Co.	64,900	2,355,870
Harley-Davidson, Inc.(a)	11,300	789,305

		6,580,038

Banks — 5.7%
Bank of America Corp.	534,895	8,221,336
BB&T Corp.	34,458	1,358,679
Citigroup, Inc.	153,415	7,225,846
Comerica, Inc.	8,361	419,388
Fifth Third Bancorp	42,973	917,473
Huntington Bancshares, Inc.	39,829	379,969
JPMorgan Chase & Co.	191,293	11,022,303
KeyCorp	43,035	616,692
M&T Bank Corp.(a)	6,500	806,325
PNC Financial Services Group, Inc. (The)	27,202	2,422,338
Regions Financial Corp.	69,574	738,876
SunTrust Banks, Inc.	26,483	1,060,909
U.S. Bancorp	92,095	3,989,555
Wells Fargo & Co.	241,916	12,715,105
Zions Bancorporation(a)	9,000	265,230

		52,160,024

Beverages — 2.1%
Brown-Forman Corp. (Class B Stock)	8,130	765,602

Coca-Cola Co. (The)	191,464	8,110,415
Coca-Cola Enterprises, Inc.	12,300	587,694
Constellation Brands, Inc. (Class A Stock)*	8,200	722,666
Dr. Pepper Snapple Group, Inc.	9,800	574,084
Molson Coors Brewing Co. (Class B Stock)	7,794	578,003
Monster Beverage Corp.*	6,900	490,107
PepsiCo, Inc.	77,151	6,892,670

		18,721,241

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	10,200	1,593,750
Amgen, Inc.	38,146	4,515,342
Biogen Idec, Inc.*	12,020	3,790,026
Celgene Corp.*	41,000	3,521,080
Gilead Sciences, Inc.*	78,100	6,475,271
Regeneron Pharmaceuticals, Inc.*(a)	4,150	1,172,251
Vertex Pharmaceuticals, Inc.*	11,800	1,117,224

		22,184,944

Building Products — 0.1%
Allegion PLC	4,233	239,927
Masco Corp.	17,926	397,957

		637,884

Capital Markets — 2.0%
Ameriprise Financial, Inc.	9,571	1,148,520
Bank of New York Mellon Corp. (The)	57,338	2,149,028
BlackRock, Inc.	6,450	2,061,420
Charles Schwab Corp. (The)	58,911	1,586,473
E*TRADE Financial Corp.*	13,720	291,687
Franklin Resources, Inc.	20,442	1,182,366
Goldman Sachs Group, Inc. (The)	21,300	3,566,472
Invesco Ltd.	21,600	815,400
Legg Mason, Inc.	5,300	271,943
Morgan Stanley	70,736	2,286,895
Northern Trust Corp.	11,262	723,133
State Street Corp.	21,862	1,470,438
T. Rowe Price Group, Inc.	13,100	1,105,771

		18,659,546

Chemicals — 2.5%
Air Products & Chemicals, Inc.	10,632	1,367,488
Airgas, Inc.(a)	3,400	370,294
CF Industries Holdings, Inc.	2,700	649,431
Dow Chemical Co. (The)	61,436	3,161,497
E.I. du Pont de Nemours & Co.(a)	46,744	3,058,927
Eastman Chemical Co.	7,686	671,372
Ecolab, Inc.	13,682	1,523,354
FMC Corp.	5,900	420,021
International Flavors & Fragrances, Inc.	4,175	435,369
LyondellBasell Industries NV (Class A Stock)	21,900	2,138,535
Monsanto Co.	26,384	3,291,140
Mosaic Co. (The)	17,100	845,595
PPG Industries, Inc.	7,074	1,486,601
Praxair, Inc.	14,558	1,933,885
Sherwin-Williams Co. (The)	4,416	913,715
Sigma-Aldrich Corp.(a)	5,532	561,387

		22,828,611

Commercial Services & Supplies — 0.5%
ADT Corp. (The)(a)	9,400	328,436
Cintas Corp.	5,400	343,116
Iron Mountain, Inc.	7,372	261,337

Pitney Bowes, Inc.(a)	10,525	290,701
Republic Services, Inc.	12,475	473,676
Stericycle, Inc.*	4,500	532,890
Tyco International Ltd.	23,200	1,057,920
Waste Management, Inc.	21,613	966,749

		4,254,825

Communications Equipment — 1.7%
Cisco Systems, Inc.	260,844	6,481,973
F5 Networks, Inc.*	3,800	423,472
Harris Corp.	5,700	431,775
Juniper Networks, Inc.*	24,900	611,046
Motorola Solutions, Inc.	11,616	773,277
QUALCOMM, Inc.	86,000	6,811,200

		15,532,743

Construction & Engineering — 0.2%
Fluor Corp.	8,074	620,891
Jacobs Engineering Group, Inc.*(a)	6,700	356,976
Quanta Services, Inc.*	10,700	370,006

		1,347,873

Construction Materials
Vulcan Materials Co.	6,500	414,375

Consumer Finance — 0.9%
American Express Co.	46,159	4,379,104
Capital One Financial Corp.	28,966	2,392,592
Discover Financial Services	24,118	1,494,834
Navient Corp.	21,292	377,081

		8,643,611

Containers & Packaging — 0.2%
Avery Dennison Corp.	4,768	244,360
Ball Corp.	7,464	467,843
Bemis Co., Inc.	5,310	215,905
MeadWestvaco Corp.	8,735	386,611
Owens-Illinois, Inc.*	8,400	290,976
Sealed Air Corp.	9,336	319,011

		1,924,706

Distributors — 0.1%
Genuine Parts Co.	7,799	684,752

Diversified Consumer Services — 0.1%
Graham Holdings Co. (Class B Stock)	200	143,622
H&R Block, Inc.	13,620	456,542

		600,164

Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc. (Class B Stock)*	91,000	11,516,960
CME Group, Inc.	16,000	1,135,200
Intercontinental Exchange, Inc.	5,888	1,112,243
Leucadia National Corp.	13,700	359,214
McGraw-Hill Financial, Inc.	13,700	1,137,511
Moody’s Corp.	9,376	821,900
NASDAQ OMX Group, Inc. (The)(a)	5,900	227,858

		16,310,886

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	263,031	9,300,776
CenturyLink, Inc.(a)	29,208	1,057,330

Frontier Communications Corp.	47,260	275,998
Verizon Communications, Inc.	209,233	10,237,771
Windstream Holdings, Inc.	27,577	274,667

		21,146,542

Electric Utilities — 1.7%
American Electric Power Co., Inc.	24,891	1,388,171
Duke Energy Corp.	36,039	2,673,733
Edison International	16,362	950,796
Entergy Corp.	8,815	723,623
Exelon Corp.	43,212	1,576,374
FirstEnergy Corp.	21,077	731,793
NextEra Energy, Inc.	21,872	2,241,443
Northeast Utilities	16,200	765,774
Pepco Holdings, Inc.	11,600	318,768
Pinnacle West Capital Corp.	5,200	300,768
PPL Corp.	31,452	1,117,490
Southern Co. (The)(a)	44,615	2,024,629
Xcel Energy, Inc.	24,383	785,864

		15,599,226

Electrical Equipment — 0.6%
AMETEK, Inc.	12,000	627,360
Eaton Corp. PLC	24,293	1,874,934
Emerson Electric Co.	35,550	2,359,098
Rockwell Automation, Inc.	7,163	896,521

		5,757,913

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	8,000	770,720
Corning, Inc.	66,097	1,450,829
FLIR Systems, Inc.	7,200	250,056
Jabil Circuit, Inc.	8,600	179,740
TE Connectivity Ltd. (Switzerland)	20,700	1,280,088

		3,931,433

Energy Equipment & Services — 2.1%
Baker Hughes, Inc.	22,345	1,663,585
Cameron International Corp.*	10,100	683,871
Diamond Offshore Drilling, Inc.(a)	3,600	178,668
Ensco PLC (Class A Stock)(a)	11,500	639,055
FMC Technologies, Inc.*	12,100	738,947
Halliburton Co.	43,022	3,054,992
Helmerich & Payne, Inc.	5,500	638,605
Nabors Industries Ltd.	12,900	378,873
National Oilwell Varco, Inc.(a)	21,700	1,786,995
Noble Corp. PLC(a)	12,200	409,432
Rowan Cos. PLC (Class A Stock)	5,110	163,163
Schlumberger Ltd.	66,041	7,789,536
Transocean Ltd.(a)	17,000	765,510

		18,891,232

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	22,408	2,580,505
CVS Caremark Corp.	59,999	4,522,125
Kroger Co. (The)	26,134	1,291,803
Safeway, Inc.	11,500	394,910
Sysco Corp.	28,780	1,077,811
Wal-Mart Stores, Inc.	81,726	6,135,171
Walgreen Co.	44,178	3,274,915
Whole Foods Market, Inc.	18,600	718,518

		19,995,758

Food Products — 1.6%
Archer-Daniels-Midland Co.	33,459	1,475,877
Campbell Soup Co.(a)	8,747	400,700
ConAgra Foods, Inc.	20,243	600,812
General Mills, Inc.	31,344	1,646,814
Hershey Co. (The)	7,516	731,833
Hormel Foods Corp.	6,700	330,645
J.M. Smucker Co. (The)	5,200	554,164
Kellogg Co.	12,870	845,559
Keurig Green Mountain, Inc.	6,700	834,887
Kraft Foods Group, Inc.	29,855	1,789,807
McCormick & Co., Inc.	6,400	458,176
Mead Johnson Nutrition Co.	10,165	947,073
Mondelez International, Inc. (Class A Stock)	85,966	3,233,181
Tyson Foods, Inc. (Class A Stock)	13,600	510,544

		14,360,072

Gas Utilities
AGL Resources, Inc.	5,630	309,819

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	77,374	3,164,597
Baxter International, Inc.	27,274	1,971,910
Becton, Dickinson and Co.	9,812	1,160,760
Boston Scientific Corp.*	67,272	859,063
C.R. Bard, Inc.	4,112	588,057
CareFusion Corp.*	10,086	447,314
Covidien PLC	22,800	2,056,104
DENTSPLY International, Inc.	7,200	340,920
Edwards Lifesciences Corp.*	5,400	463,536
Intuitive Surgical, Inc.*	1,850	761,830
Medtronic, Inc.	50,558	3,223,578
St. Jude Medical, Inc.	14,364	994,707
Stryker Corp.	15,200	1,281,664
Varian Medical Systems, Inc.*	5,200	432,328
Zimmer Holdings, Inc.	8,511	883,953

		18,630,321

Health Care Providers & Services — 2.0%
Aetna, Inc.	18,144	1,471,116
AmerisourceBergen Corp.	11,800	857,388
Cardinal Health, Inc.	17,173	1,177,381
Cigna Corp.	13,891	1,277,555
DaVita HealthCare Partners, Inc.*	9,200	665,344
Express Scripts Holding Co.*	39,270	2,722,589
Humana, Inc.	8,010	1,023,037
Laboratory Corp. of America Holdings*	4,500	460,800
McKesson Corp.	11,476	2,136,946
Patterson Cos., Inc.(a)	3,500	138,285
Quest Diagnostics, Inc.(a)	7,000	410,830
Tenet Healthcare Corp.*	4,743	222,636
UnitedHealth Group, Inc.	49,948	4,083,249
WellPoint, Inc.	14,300	1,538,823

		18,185,979

Health Care Technology — 0.1%
Cerner Corp.*	14,900	768,542

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	20,700	779,355
Chipotle Mexican Grill, Inc.*	1,510	894,690
Darden Restaurants, Inc.(a)	6,753	312,461
Marriott International, Inc. (Class A Stock)(a)	11,170	715,997

McDonald’s Corp.	50,030	5,040,022
Starbucks Corp.	38,200	2,955,916
Starwood Hotels & Resorts Worldwide, Inc.	9,600	775,872
Wyndham Worldwide Corp.	6,651	503,614
Wynn Resorts Ltd.	4,200	871,752
Yum! Brands, Inc.	22,364	1,815,957

		14,665,636

Household Durables — 0.4%
D.R. Horton, Inc.(a)	13,400	329,372
Garmin Ltd.(a)	5,300	322,770
Harman International Industries, Inc.	3,400	365,262
Leggett & Platt, Inc.	7,200	246,816
Lennar Corp. (Class A Stock)(a)	8,200	344,236
Mohawk Industries, Inc.*	2,900	401,186
Newell Rubbermaid, Inc.	12,827	397,509
PulteGroup, Inc.	17,211	346,974
Whirlpool Corp.	3,985	554,791

		3,308,916

Household Products — 1.8%
Clorox Co. (The)(a)	6,232	569,605
Colgate-Palmolive Co.	44,160	3,010,829
Kimberly-Clark Corp.	19,216	2,137,203
Procter & Gamble Co. (The)	137,023	10,768,638

		16,486,275

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	31,200	485,160
NRG Energy, Inc.	15,600	580,320

		1,065,480

Industrial Conglomerates — 2.3%
3M Co.	31,798	4,554,746
Danaher Corp.	30,400	2,393,392
General Electric Co.	507,372	13,333,736
Roper Industries, Inc.	5,100	744,651

		21,026,525

Insurance — 2.8%
ACE Ltd.	17,000	1,762,900
Aflac, Inc.	23,000	1,431,750
Allstate Corp. (The)	22,608	1,327,542
American International Group, Inc.	74,001	4,038,975
Aon PLC	15,189	1,368,377
Assurant, Inc.	3,900	255,645
Chubb Corp. (The)	12,268	1,130,741
Cincinnati Financial Corp.	7,507	360,636
Genworth Financial, Inc. (Class A Stock)*	23,300	405,420
Hartford Financial Services Group, Inc. (The)	22,153	793,299
Lincoln National Corp.	13,251	681,631
Loews Corp.	15,117	665,299
Marsh & McLennan Cos., Inc.	27,940	1,447,851
MetLife, Inc.	56,900	3,161,364
Principal Financial Group, Inc.	14,100	711,768
Progressive Corp. (The)	26,516	672,446
Prudential Financial, Inc.(b)	23,800	2,112,726
Torchmark Corp.	4,622	378,634
Travelers Cos., Inc. (The)	17,911	1,684,888
Unum Group	13,326	463,212
XL Group PLC (Ireland)	13,100	428,763

		25,283,867

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.*	18,800	6,105,864
Expedia, Inc.	4,800	378,048
Netflix, Inc.*	3,100	1,365,860
Priceline Group, Inc. (The)*	2,690	3,236,070
TripAdvisor, Inc.*(a)	5,700	619,362

		11,705,204

Internet Software & Services — 3.1%
Akamai Technologies, Inc.*	9,100	555,646
eBay, Inc.*	58,600	2,933,516
Facebook, Inc. (Class A Stock)*	86,600	5,827,314
Google, Inc. (Class A Stock)*	14,400	8,419,248
Google, Inc. (Class C Stock)*	14,400	8,284,032
VeriSign, Inc.*(a)	6,100	297,741
Yahoo!, Inc.*	47,300	1,661,649

		27,979,146

IT Services — 3.2%
Accenture PLC (Class A Stock)	32,200	2,603,048
Alliance Data Systems Corp.*(a)	2,440	686,250
Automatic Data Processing, Inc.	24,178	1,916,832
Cognizant Technology Solutions Corp. (Class A Stock)*	30,900	1,511,319
Computer Sciences Corp.	7,751	489,863
Fidelity National Information Services, Inc.	14,600	799,204
Fiserv, Inc.*	12,900	778,128
International Business Machines Corp.	49,134	8,906,520
MasterCard, Inc. (Class A Stock)	51,600	3,791,052
Paychex, Inc.(a)	16,625	690,935
Teradata Corp.*(a)	7,600	305,520
Total System Services, Inc.	8,571	269,215
Visa, Inc. (Class A Stock)(a)	25,680	5,411,033
Western Union Co. (The)(a)	25,452	441,338
Xerox Corp.	55,300	687,932

		29,288,189

Leisure Products — 0.1%
Hasbro, Inc.	5,554	294,640
Mattel, Inc.	17,113	666,893

		961,533

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	16,798	964,877
PerkinElmer, Inc.	5,170	242,163
Thermo Fisher Scientific, Inc.	20,002	2,360,236
Waters Corp.*	4,500	469,980

		4,037,256

Machinery — 1.7%
Caterpillar, Inc.	32,356	3,516,126
Cummins, Inc.	8,716	1,344,792
Deere & Co.	18,980	1,718,639
Dover Corp.	8,462	769,619
Flowserve Corp.	6,900	513,015
Illinois Tool Works, Inc.	19,736	1,728,084
Ingersoll-Rand PLC	13,300	831,383
Joy Global, Inc.(a)	5,300	326,374
PACCAR, Inc.	17,864	1,122,395
Pall Corp.	5,804	495,604
Parker Hannifin Corp.	7,538	947,753
Pentair PLC (United Kingdom)	9,946	717,305
Snap-on, Inc.	2,942	348,686

Stanley Black & Decker, Inc.	8,188	719,070
Xylem, Inc.	9,300	363,444

		15,462,289

Media — 3.5%
Cablevision Systems Corp. (Class A Stock)(a)	8,500	150,025
CBS Corp. (Class B Stock)	27,776	1,726,001
Comcast Corp. (Class A Stock)	131,685	7,068,851
DIRECTV*	24,000	2,040,240
Discovery Communications, Inc. (Class A Stock)*	11,400	846,792
Gannett Co., Inc.	10,289	322,149
Interpublic Group of Cos., Inc. (The)	21,388	417,280
News Corp. (Class A Stock)*	24,375	437,288
Omnicom Group, Inc.	13,034	928,281
Scripps Networks Interactive, Inc. (Class A Stock)	5,000	405,700
Time Warner Cable, Inc.	13,981	2,059,401
Time Warner, Inc.	44,974	3,159,423
Twenty-First Century Fox, Inc. (Class A Stock)	98,000	3,444,700
Viacom, Inc. (Class B Stock)	20,176	1,749,864
Walt Disney Co. (The)	82,313	7,057,517

		31,813,512

Metals & Mining — 0.5%
Alcoa, Inc.	57,544	856,830
Allegheny Technologies, Inc.(a)	5,218	235,332
Freeport-McMoRan Copper & Gold, Inc.(a)	52,392	1,912,308
Newmont Mining Corp.	25,097	638,468
Nucor Corp.	15,912	783,666
United States Steel Corp.(a)	6,409	166,890

		4,593,494

Multi-Utilities — 1.1%
Ameren Corp.	12,469	509,733
CenterPoint Energy, Inc.	20,279	517,926
CMS Energy Corp.	13,100	408,065
Consolidated Edison, Inc.(a)	14,751	851,723
Dominion Resources, Inc.	29,304	2,095,822
DTE Energy Co.	8,787	684,244
Integrys Energy Group, Inc.	3,708	263,750
NiSource, Inc.	15,700	617,638
PG&E Corp.	22,552	1,082,947
Public Service Enterprise Group, Inc.	24,894	1,015,426
SCANA Corp.	6,800	365,908
Sempra Energy	11,698	1,224,897
TECO Energy, Inc.(a)	9,700	179,256
Wisconsin Energy Corp.(a)	11,500	539,580

		10,356,915

Multiline Retail — 0.6%
Dollar General Corp.*	14,300	820,248
Dollar Tree, Inc.*	10,200	555,492
Family Dollar Stores, Inc.	5,000	330,700
Kohl’s Corp.	10,400	547,872
Macy’s, Inc.	18,482	1,072,326
Nordstrom, Inc.	7,300	495,889
Target Corp.(a)	31,682	1,835,972

		5,658,499

Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	25,736	2,817,320
Apache Corp.	19,948	2,007,168
Cabot Oil & Gas Corp.	21,300	727,182
Chesapeake Energy Corp.(a)	25,600	795,648

Chevron Corp.	96,692	12,623,141
Cimarex Energy Co.	3,600	516,456
ConocoPhillips	61,957	5,311,574
CONSOL Energy, Inc.	11,200	515,984
Denbury Resources, Inc.(a)	17,800	328,588
Devon Energy Corp.	19,200	1,524,480
EOG Resources, Inc.	27,700	3,237,022
EQT Corp.	7,900	844,510
Exxon Mobil Corp.	218,752	22,023,951
Hess Corp.	13,834	1,368,044
Kinder Morgan, Inc.	33,780	1,224,863
Marathon Oil Corp.	35,078	1,400,314
Marathon Petroleum Corp.	14,889	1,162,384
Murphy Oil Corp.	8,600	571,728
Newfield Exploration Co.*	6,800	300,560
Noble Energy, Inc.	18,200	1,409,772
Occidental Petroleum Corp.	40,176	4,123,263
ONEOK, Inc.	10,200	694,416
Peabody Energy Corp.(a)	13,000	212,550
Phillips 66	29,728	2,391,023
Pioneer Natural Resources Co.	7,300	1,677,613
QEP Resources, Inc.	9,200	317,400
Range Resources Corp.	8,400	730,380
Southwestern Energy Co.*	17,800	809,722
Spectra Energy Corp.	33,784	1,435,144
Tesoro Corp.	6,800	398,956
Valero Energy Corp.	26,900	1,347,690
Williams Cos., Inc. (The)	34,892	2,031,063

		76,879,909

Paper & Forest Products — 0.1%
International Paper Co.	21,984	1,109,532

Personal Products — 0.1%
Avon Products, Inc.	21,444	313,297
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,400	920,824

		1,234,121

Pharmaceuticals — 5.9%
AbbVie, Inc.	80,274	4,530,665
Actavis PLC*	8,850	1,973,992
Allergan, Inc.	15,064	2,549,130
Bristol-Myers Squibb Co.	83,279	4,039,864
Eli Lilly & Co.	49,797	3,095,879
Forest Laboratories, Inc.*	12,200	1,207,800
Hospira, Inc.*(a)	8,507	437,005
Johnson & Johnson	143,169	14,978,341
Merck & Co., Inc.	148,633	8,598,419
Mylan, Inc.*(a)	19,000	979,640
Perrigo Co. PLC	6,900	1,005,744
Pfizer, Inc.	323,723	9,608,099
Zoetis, Inc.	25,100	809,977

		53,814,555

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	1,700	187,340
Equifax, Inc.	5,930	430,162
Nielsen Holdings NV	14,300	692,263
Robert Half International, Inc.	6,900	329,406

		1,639,171

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	20,300	1,826,594
Apartment Investment & Management Co. (Class A Stock)	6,880	222,018
AvalonBay Communities, Inc.	6,011	854,704
Boston Properties, Inc.	7,800	921,804
Crown Castle International Corp.	17,200	1,277,272
Equity Residential	17,300	1,089,900
Essex Property Trust, Inc.	2,900	536,239
General Growth Properties, Inc.	26,000	612,560
HCP, Inc.	23,100	955,878
Health Care REIT, Inc.	14,500	908,715
Host Hotels & Resorts, Inc.	37,136	817,364
Kimco Realty Corp.	19,100	438,918
Macerich Co. (The)	7,500	500,625
Plum Creek Timber Co., Inc.	8,100	365,310
Prologis, Inc.	24,737	1,016,443
Public Storage	7,100	1,216,585
Simon Property Group, Inc.	15,989	2,658,651
Ventas, Inc.	15,033	963,615
Vornado Realty Trust	8,384	894,824
Weyerhaeuser Co.(a)	29,459	974,798

		19,052,817

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	13,300	426,132

Road & Rail — 1.0%
CSX Corp.	51,118	1,574,946
Kansas City Southern	5,700	612,807
Norfolk Southern Corp.	15,711	1,618,704
Ryder System, Inc.	2,821	248,502
Union Pacific Corp.	46,016	4,590,096

		8,645,055

Semiconductors & Semiconductor Equipment — 2.2%
Altera Corp.	15,300	531,828
Analog Devices, Inc.	15,600	843,492
Applied Materials, Inc.	59,388	1,339,200
Avago Technologies Ltd. (Singapore)	12,400	893,668
Broadcom Corp. (Class A Stock)	26,800	994,816
First Solar, Inc.*(a)	3,800	270,028
Intel Corp.	251,588	7,774,069
KLA-Tencor Corp.	8,420	611,629
Lam Research Corp.	8,162	551,588
Linear Technology Corp.	11,600	546,012
Microchip Technology, Inc.(a)	9,700	473,457
Micron Technology, Inc.*	52,416	1,727,107
NVIDIA Corp.	28,000	519,120
Texas Instruments, Inc.	55,052	2,630,935
Xilinx, Inc.	13,500	638,685

		20,345,634

Software — 3.4%
Adobe Systems, Inc.*	23,240	1,681,646
Autodesk, Inc.*	11,420	643,860
CA, Inc.	16,358	470,129
Citrix Systems, Inc.*(a)	8,200	512,910
Electronic Arts, Inc.*(a)	14,600	523,702
Intuit, Inc.	14,300	1,151,579
Microsoft Corp.	382,112	15,934,071
Oracle Corp.	175,240	7,102,477
Red Hat, Inc.*	9,600	530,592
salesforce.com, inc.*(a)	27,700	1,608,816
Symantec Corp.	33,317	762,959

		30,922,741

Specialty Retail — 1.9%
AutoNation, Inc.*	2,423	144,605
AutoZone, Inc.*(a)	1,630	874,071
Bed Bath & Beyond, Inc.*(a)	10,500	602,490
Best Buy Co., Inc.	13,000	403,130
CarMax, Inc.*(a)	10,500	546,105
GameStop Corp. (Class A Stock)(a)	5,600	226,632
Gap, Inc. (The)	12,613	524,322
Home Depot, Inc. (The)	70,484	5,706,385
L. Brands, Inc.	12,622	740,406
Lowe’s Cos., Inc.	52,496	2,519,283
O’Reilly Automotive, Inc.*(a)	5,400	813,240
PetSmart, Inc.(a)	5,100	304,980
Ross Stores, Inc.	10,700	707,591
Staples, Inc.	29,625	321,135
Tiffany & Co.	5,500	551,375
TJX Cos., Inc. (The)	35,664	1,895,542
Tractor Supply Co.	6,000	362,400
Urban Outfitters, Inc.*	5,300	179,458

		17,423,150

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	307,938	28,616,678
EMC Corp.	102,304	2,694,687
Hewlett-Packard Co.	96,102	3,236,716
NetApp, Inc.	15,900	580,668
SanDisk Corp.(a)	11,300	1,180,059
Seagate Technology PLC(a)	16,400	931,848
Western Digital Corp.	10,600	978,380

		38,219,036

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	14,000	478,660
Fossil Group, Inc.*	2,500	261,300
Michael Kors Holdings Ltd.*	9,400	833,310
NIKE, Inc. (Class B Stock)	37,852	2,935,423
PVH Corp.	4,200	489,720
Ralph Lauren Corp.	3,200	514,208
Under Armour, Inc. (Class A Stock)*(a)	6,800	404,532
VF Corp.	17,836	1,123,668

		7,040,821

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	24,700	242,801
People’s United Financial, Inc.(a)	15,000	227,550

		470,351

Tobacco — 1.4%
Altria Group, Inc.(a)	100,679	4,222,477
Lorillard, Inc.	18,280	1,114,532
Philip Morris International, Inc.	80,479	6,785,184
Reynolds American, Inc.	15,000	905,250

		13,027,443

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	13,100	648,319
W.W. Grainger, Inc.(a)	3,174	807,053

		1,455,372

TOTAL LONG-TERM INVESTMENTS (cost $289,312,965)		880,965,219

SHORT-TERM INVESTMENTS — 9.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 8.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $81,744,035; includes $51,622,856 of cash collateral received for securities on loan)(c)(d)	81,744,035	81,744,035

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill, 0.020%, 09/18/14 (cost $1,599,928)(e)(f)	1,600	1,599,930

TOTAL SHORT-TERM INVESTMENTS (cost $83,343,963)		83,343,965

TOTAL INVESTMENTS — 105.6% (cost $372,656,928)(g)		964,309,184
Liabilities in excess of other assets(h) — (5.6)%		(51,100,145)

NET ASSETS — 100.0%		$913,209,039

The following abbreviation is used in the portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,623,332; cash collateral of $51,622,856 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	An affiliated security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$382,653,463

Appreciation	584,312,833
Depreciation	(2,657,112)

Net Unrealized Appreciation	$581,655,721

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:

Futures contracts outstanding at June 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation(1)(2)
	Long Positions:
164	S&P 500 E-Mini	Sep. 2014	$15,900,222	$16,009,680	$109,458
32	S&P 500 Index	Sep. 2014	15,455,113	15,619,200	164,087

					$273,545

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of June 30, 2014.
(2)	A U.S. Treasury security with a market value of $1,583,930 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,429,106	$—	$—
Air Freight & Logistics	6,768,405	—	—
Airlines	2,563,514	—	—
Auto Components	3,742,558	—	—
Automobiles	6,580,038	—	—
Banks	52,160,024	—	—
Beverages	18,721,241	—	—
Biotechnology	22,184,944	—	—
Building Products	637,884	—	—
Capital Markets	18,659,546	—	—
Chemicals	22,828,611	—	—
Commercial Services & Supplies	4,254,825	—	—
Communications Equipment	15,532,743	—	—
Construction & Engineering	1,347,873	—	—
Construction Materials	414,375	—	—
Consumer Finance	8,643,611	—	—
Containers & Packaging	1,924,706	—	—
Distributors	684,752	—	—
Diversified Consumer Services	600,164	—	—
Diversified Financial Services	16,310,886	—	—
Diversified Telecommunication Services	21,146,542	—	—
Electric Utilities	15,599,226	—	—
Electrical Equipment	5,757,913	—	—
Electronic Equipment, Instruments & Components	3,931,433	—	—
Energy Equipment & Services	18,891,232	—	—
Food & Staples Retailing	19,995,758	—	—
Food Products	14,360,072	—	—
Gas Utilities	309,819	—	—
Health Care Equipment & Supplies	18,630,321	—	—
Health Care Providers & Services	18,185,979	—	—
Health Care Technology	768,542	—	—
Hotels, Restaurants & Leisure	14,665,636	—	—
Household Durables	3,308,916	—	—
Household Products	16,486,275	—	—
Independent Power & Renewable Electricity Producers	1,065,480	—	—
Industrial Conglomerates	21,026,525	—	—
Insurance	25,283,867	—	—
Internet & Catalog Retail	11,705,204	—	—
Internet Software & Services	27,979,146	—	—
IT Services	29,288,189	—	—
Leisure Products	961,533	—	—
Life Sciences Tools & Services	4,037,256	—	—
Machinery	15,462,289	—	—
Media	31,813,512	—	—
Metals & Mining	4,593,494	—	—
Multi-Utilities	10,356,915	—	—
Multiline Retail	5,658,499	—	—
Oil, Gas & Consumable Fuels	76,879,909	—	—
Paper & Forest Products	1,109,532	—	—

Personal Products	$1,234,121	$—	$—
Pharmaceuticals	53,814,555	—	—
Professional Services	1,639,171	—	—
Real Estate Investment Trusts (REITs)	19,052,817	—	—
Real Estate Management & Development	426,132	—	—
Road & Rail	8,645,055	—	—
Semiconductors & Semiconductor Equipment	20,345,634	—	—
Software	30,922,741	—	—
Specialty Retail	17,423,150	—	—
Technology Hardware, Storage & Peripherals	38,219,036	—	—
Textiles, Apparel & Luxury Goods	7,040,821	—	—
Thrifts & Mortgage Finance	470,351	—	—
Tobacco	13,027,443	—	—
Trading Companies & Distributors	1,455,372	—	—
Affiliated Money Market Mutual Fund	81,744,035	—	—
U.S. Treasury Obligation	—	1,599,930	—
Other Financial Instruments*
Futures Contracts	273,545	—	—

Total	$962,982,799	$1,599,930	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    August 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    August 19, 2014

*	Print the name and title of each signing officer under his or her signature.